Annual Total Returns[BarChart] - AIG Senior Floating Rate Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.06%	8.20%	4.89%	(0.10%)	(1.85%)	9.76%	3.96%	(0.90%)	7.08%	0.38%